UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Texan Capital Management

Address:   520 Post Oak Boulevard, Suite 777
           Houston, Texas 77027-9479


Form 13F File Number: 28-


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Julia Justice Cauthorn
Title:  President and Chief Compliance Officer
Phone:  713-965-0300

Signature,  Place,  and  Date  of  Signing:

/s/ Julia Justice Cauthorn         Houston, Texas                     11/7/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             125

Form 13F Information Table Value Total:  $      211,452
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ------------------ ---------- -------- -------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- ---- --------- ----
3M Co                          Common         88579Y101      265    $2,868 SH       SOLE       0           0     2,868    0
Abbott Labs                    Common         002824100      452    $6,600 SH       SOLE       0           0     6,600    0
Alcatel-Lucent                 SPONSORED ADR  013904305      162  $147,512 SH       SOLE       0           0   147,512    0
Alcoa Inc                      Common         013817101      307    34,660 SH       SOLE       0           0    34,660    0
Anadarko Pete Corp             Common         032511107    2,778    39,732 SH       SOLE       0           0    39,732    0
Apache Corp                    Common         037411105    1,135    13,130 SH       SOLE       0           0    13,130    0
Apple, Inc                     Common         037833100      754     1,130 SH       SOLE       0           0     1,130    0
ARM HLDGS PLC                  SPONSORED ADR  042068106    1,636    58,480 SH       SOLE       0           0    58,480    0
Atlas Air Worldwide Hldgs      Com New        049164205    1,047    20,288 SH       SOLE       0           0    20,288    0
Atwood Oceanics Inc            Common         050095108      364     8,000 SH       SOLE       0           0     8,000    0
Baker Hughes Inc               Common         057224107      529    11,705 SH       SOLE       0           0    11,705    0
Barrick Gold Corp              Common         067901108    1,439    34,465 SH       SOLE       0           0    34,465    0
Basic Energy Svcs Inc New      Common         06985P100      115    10,250 SH       SOLE       0           0    10,250    0
BB&T Corp                      Common         054937107    1,099    33,145 SH       SOLE       0           0    33,145    0
BHP Billiton Ltd               SPONSORED ADR  088606108      879    12,805 SH       SOLE       0           0    12,805    0
Blackrock Kelso Capital Corp   Common         092533108    1,787   183,878 SH       SOLE       0           0   183,878    0
Boeing Co                      Common         097023105      823   $11,825 SH       SOLE       0           0    11,825    0
BP PLC                         SPONSORED ADR  055622104      309    $7,293 SH       SOLE       0           0     7,293    0
Bristol Myers Squibb Co        Common         110122108      260    $7,700 SH       SOLE       0           0     7,700    0
Buckeye Partners LP            Unit Ltd Partn 118230101    1,147    23,905 SH       SOLE       0           0    23,905    0
Cabot Oil & Gas Corp           Common         127097103      206     4,584 SH       SOLE       0           0     4,584    0
Cameco Corp                    Common         13321L108      766    39,362 SH       SOLE       0           0    39,362    0
Cameron International Corp     Common         13342B105    1,974    35,203 SH       SOLE       0           0    35,203    0
Carrizo Oil & Co Inc           Common         144577103    1,167    46,650 SH       SOLE       0           0    46,650    0
Caterpillar Inc Del            Common         149123101      618     7,187 SH       SOLE       0           0     7,187    0
Cel-Sci Corp                   Common         150837409       25    73,000 SH       SOLE       0           0    73,000    0
Chevron Corp New               Common         166764100      278     2,389 SH       SOLE       0           0     2,389    0
Cisco Sys Inc                  Common         17275R102      341    17,855 SH       SOLE       0           0    17,855    0
Coca Cola Co                   Common         191216100      497    13,112 SH       SOLE       0           0    13,112    0
Compass Minerals Intl Inc      Common         20451N101      224     3,000 SH       SOLE       0           0     3,000    0
Conceptus Inc                  Common         206016107      796    39,185 SH       SOLE       0           0    39,185    0
Concho Resources Inc           Common         20605P101    2,906    30,670 SH       SOLE       0           0    30,670    0
Continental Resources Inc.     Common         212015101    1,519    19,750 SH       SOLE       0           0    19,750    0
Cummins Inc                    Common         231021106      890     9,647 SH       SOLE       0           0     9,647    0
Cyberonics Inc                 Common         23251P102    1,510    28,810 SH       SOLE       0           0    28,810    0
Cytokinetics                   Common         23282W100      110   131,660 SH       SOLE       0           0   131,660    0
DCP Midstream Partners LP      Common         23311P100    1,632    35,140 SH       SOLE       0           0    35,140    0
Deere & Co                     Common         244199105    2,384    28,902 SH       SOLE       0           0    28,902    0
Denbury Res Inc.               Com New        247916208    1,332    82,409 SH       SOLE       0           0    82,409    0
Devon Energy Corp New          Common         25179M103    1,729    28,576 SH       SOLE       0           0    28,576    0
Diamond Offshore Drilling Inc  Common         25271C102    1,158    17,599 SH       SOLE       0           0    17,599    0
Dril-Quip Inc.                 Common         262037104   80,366 1,118,056 SH       SHARED     0           0 1,118,056    0
Du Pont E I De Nemours & Co.   Common         263534109    1,413    28,105 SH       SOLE       0           0    28,105    0
El Paso Pipeline Partners LP   COM UNIT LP1   283702108      955    25,650 SH       SOLE       0           0    25,650    0
Emerson Elec Co                Common         291011104      241     4,983 SH       SOLE       0           0     4,983    0
Ensco International Inc        Common         26874Q100    2,227    40,823 SH       SOLE       0           0    40,823    0
Enterprise Prods Partners LP   Common         293792107    4,325    80,693 SH       SOLE       0           0    80,693    0
EOG Resources                  Common         26875P101      542     4,833 SH       SOLE       0           0     4,833    0
EQT Corp                       Common         26884L109      223     3,783 SH       SOLE       0           0     3,783    0
Express Scripts Hldg Co        Common         30219G108      310     4,955 SH       SOLE       0           0     4,955    0
Exxon Mobil Corp               Common         30231G102    6,955    76,054 SH       SOLE       0           0    76,054    0
Gastar Expl Ltd                Common         367299203      120    72,000 SH       SOLE       0           0    72,000    0
General Electric Co            Common         369604103    1,920    84,555 SH       SOLE       0           0    84,555    0
GlaxoSmithKline plc            SPONSORED ADR  37733W105      230     4,970 SH       SOLE       0           0     4,970    0
Goldcorp Inc.                  Common         380956409      400     8,725 SH       SOLE       0           0     8,725    0
Goodrich Pete Corp             Common         382410405      130    10,250 SH       SOLE       0           0    10,250    0
Grainger W W Inc               Common         384802104      417     2,000 SH       SOLE       0           0     2,000    0
Halcon Res Corp                Common         40537Q209    1,428   194,829 SH       SOLE       0           0   194,829    0
Halliburton Co                 Common         406216101    1,260    37,400 SH       SOLE       0           0    37,400    0
Helmerich & Payne Inc          Common         423452101      889    18,670 SH       SOLE       0           0    18,670    0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ------------------ ---------- -------- -------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- ---- --------- ----
Honeywell Inc.                 Common         438516106    1,184    19,812 SH       SOLE       0           0    19,812    0
Iamgold Corp                   Common         450913108    1,147    72,529 SH       SOLE       0           0    72,529    0
Illinois Tool Wks Inc          Common         452308109      299     5,029 SH       SOLE       0           0     5,029    0
Int'l Business Machines        Common         459200101    2,311    11,140 SH       SOLE       0           0    11,140    0
Interpublic Group Cos Inc.     Common         460690100      900    80,900 SH       SOLE       0           0    80,900    0
Johnson & Johnson              Common         478160104      593     8,600 SH       SOLE       0           0     8,600    0
Kansas City Southern           Common         485170302      420     5,541 SH       SOLE       0           0     5,541    0
Kinder Morgan Energy Partners  UT LTD PARTNER 494550106    1,909    23,135 SH       SOLE       0           0    23,135    0
Kinder Morgan Inc Del          Common         49456B101      902    25,400 SH       SOLE       0           0    25,400    0
Kinder Morgan Management LLC   SHS            49455U100      690     9,033 SH       SOLE       0           0     9,033    0
Lockheed Martin Corp           Common         539830109      910     9,743 SH       SOLE       0           0     9,743    0
Lowes Cos Inc                  Common         548661107    1,272    42,080 SH       SOLE       0           0    42,080    0
Magellan Midstream Partners LP COM UNIT RP LP 559080106    1,667    19,065 SH       SOLE       0           0    19,065    0
Main Street Capital Corp       Common         56035L104    8,276   280,439 SH       SOLE       0           0   280,439    0
Merck & Co Inc New             Common         58933Y105      279     6,186 SH       SOLE       0           0     6,186    0
Microsoft Corp                 Common         594918104    1,350    45,369 SH       SOLE       0           0    45,369    0
Mitsubishi UFJ Finl Group In   SPONSORED ADR  606822104       52    11,390 SH       SOLE       0           0    11,390    0
Molycorp Inc.                  Common         608753109      615    53,440 SH       SOLE       0           0    53,440    0
Murphy Oil Corp                Common         626717102      698    13,000 SH       SOLE       0           0    13,000    0
National Oilwell Varco Inc     Common         637071101    2,897    36,166 SH       SOLE       0           0    36,166    0
Newfield Exploration           Common         651290108      506    16,148 SH       SOLE       0           0    16,148    0
Newmont Mining Corp            Common         651639106    1,004    17,917 SH       SOLE       0           0    17,917    0
Noble Corporation              Common         G65422100    1,084    30,296 SH       SOLE       0           0    30,296    0
Noble Energy Inc               Common         655044105      334     3,600 SH       SOLE       0           0     3,600    0
Novartis AG                    SPONSORED ADR  66987V109      830    13,552 SH       SOLE       0           0    13,552    0
Oasis Pete Inc                 Common         674215108      654    22,200 SH       SOLE       0           0    22,200    0
Occidental Pete Corp           Common         674599105      562     6,528 SH       SOLE       0           0     6,528    0
Oceaneering Int'l Inc          Common         675232102      762    13,792 SH       SOLE       0           0    13,792    0
Pepsico Inc                    Common         713448108      466     6,588 SH       SOLE       0           0     6,588    0
Petroleo Brasileiro SA Petro   ADR            71654V408      677    29,497 SH       SOLE       0           0    29,497    0
Pfizer Inc                     Common         717081103      252    10,150 SH       SOLE       0           0    10,150    0
Philip Morris Intl Inc         Common         718172109      363     4,033 SH       SOLE       0           0     4,033    0
Pioneer Natural Resources Co   Common         723787107    2,220    21,261 SH       SOLE       0           0    21,261    0
Plains All Amern Pipeline      Unit Ltd Partn 726503105    2,675    30,330 SH       SOLE       0           0    30,330    0
Plains Expl & Prodtn Co        Common         726505100    1,714    45,755 SH       SOLE       0           0    45,755    0
Plum Creek Timber Co Inc       Common         729251108      218     4,965 SH       SOLE       0           0     4,965    0
PolyMedix Inc                  Common         73174C100        6    23,380 SH       SOLE       0           0    23,380    0
Potash Corp Sask Inc           Common         73755L107    1,243    28,638 SH       SOLE       0           0    28,638    0
Procter & Gamble Co            Common         742718109      344     4,962 SH       SOLE       0           0     4,962    0
QEP Res Inc                    Common         74733V100      405    12,807 SH       SOLE       0           0    12,807    0
QUALCOMM Inc                   Common         747525103    1,320    21,137 SH       SOLE       0           0    21,137    0
Raytheon Co                    Com New        755111507      679    11,883 SH       SOLE       0           0    11,883    0
Rowan Cos Inc                  Common         779382100      922    27,301 SH       SOLE       0           0    27,301    0
Royal Dutch Shell PLC          Spons ADR A    780259206      476     6,861 SH       SOLE       0           0     6,861    0
Sandridge Energy Inc.          Common         80007P307    1,846   264,728 SH       SOLE       0           0   264,728    0
SAP AG                         Spon ADR       803054204    1,448    20,304 SH       SOLE       0           0    20,304    0
Schlumberger Ltd               Common         806857108    1,865    25,786 SH       SOLE       0           0    25,786    0
Seaco Ltd                      Common         G79441104      0.5    10,468 SH       SOLE       0           0    10,468    0
Seadrill Ltd                   SHS            G7945E105    3,002    76,545 SH       SOLE       0           0    76,545    0
SM Energy Company              Common         78454L100    1,249    23,082 SH       SOLE       0           0    23,082    0
Southern Co                    Common         842587107      494    10,728 SH       SOLE       0           0    10,728    0
Spansion Inc.                  Com CL A New   84649R200      255    21,360 SH       SOLE       0           0    21,360    0
SPDR Series Trust              S&P OILGAS EXP 78464A730      457     8,200 SH       SOLE       0           0     8,200    0
Sprint Nextel Corp             Com Ser 1      852061100      392    71,055 SH       SOLE       0           0    71,055    0
Targa Resources Partners LP    Com Unit       87611X105      608    14,180 SH       SOLE       0           0    14,180    0
Toll Brothers Inc              Common         889478103    1,583    47,650 SH       SOLE       0           0    47,650    0
Transglobe Energy Corp         Common         893662106    1,665   153,340 SH       SOLE       0           0   153,340    0
Transocean Ltd                 Common         G90073100      921    20,527 SH       SOLE       0           0    20,527    0
Ultra Petroleum Corp           Common         903914109      267    12,146 SH       SOLE       0           0    12,146    0
Valero Energy Corp New         Common         91913Y100      817    25,800 SH       SOLE       0           0    25,800    0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ------------------ ---------- -------- -------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- ---- --------- ----
Vodafone Group PLC             Spons ADR      92857W209       31    10,910 SH       SOLE       0           0    10,910    0
Weatherford International Ltd  Common         G95089101      385    30,365 SH       SOLE       0           0    30,365    0
Western Gas Partners LP        Com Unit LP IN 958254104    1,289    25,570 SH       SOLE       0           0    25,570    0
Weyerhaeuser Co                Common         962166104      878    33,570 SH       SOLE       0           0    33,570    0
Williams Partners LP           Com Unit LP    96950F104      213    $3,900 SH       SOLE       0           0     3,900    0